Intangible Assets (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Amortization related to intangible assets
Amortization expense	$ 72,754	$ 44,086	$ 6,615
Future amortization expense of intangible assets
2015	88,970
2016	83,449
2017	76,826
2018	72,857
2019	66,826
Thereafter	303,408
Total	692,336
Depreciation and amortization
Amortization related to intangible assets
Amortization expense	60,855	29,657	4,538
Cost of sales
Amortization related to intangible assets
Amortization expense	6,172	5,285	800
Interest expense
Amortization related to intangible assets
Amortization expense	5,727	3,375	1,277
Loss on early extinguishment of debt
Amortization related to intangible assets
Amortization expense		$ 5,769